Income Taxes (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Gross deferred income tax assets:
Accounts receivable and prepayments to suppliers	$ 9,877	61,282		59,631
Inventories	1,046	6,491		7,035
Employee benefits	3,054	18,950		10,018
Accrued warranty	18,020	111,805		105,842
Property, plant and equipment and fixed asset related subsidies	107,416	666,472		617,045
Change in fair value of derivative instruments				552
Net operating loss carryforwards	153,211	950,613		876,685
Investment loss	1,119	6,946		3,178
Provision for inventory purchase commitment	32,199	199,782		199,782
Total gross deferred income tax assets	325,942	2,022,341		1,879,768
Valuation allowance	(211,350)	(1,311,342)	(189,374)	(1,174,988)	(822,010)	(627,295)
Net deferred income tax assets	114,592	710,999		704,780
Gross deferred income tax liabilities:
Property, plant and equipment	(5,198)	(32,250)		(19,296)
Intangible assets	(1,419)	(8,804)		(8,804)
Withholding income tax	(693)	(4,301)		(4,856)
Total gross deferred income tax liabilities	(7,310)	(45,355)		(32,956)
Net deferred income tax assets	107,282	665,644		671,824
Deferred income tax assets
Current deferred income tax assets, included in prepaid expenses and other current assets	75,099	465,961		114,357
Non-current deferred income tax assets, included in other assets	34,295	212,788		576,628
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(693)	(4,301)		(4,856)
Non-current deferred income tax liabilities, included in other liabilities	(1,419)	(8,804)		(14,305)
Net deferred income tax assets	$ 107,282	665,644		671,824